Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Additional Acquisitions (Details) - USD ($) $ in Millions		Dec. 01, 2014	Sep. 24, 2014	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	[1]			$ 48,242	$ 42,069
Baxter International Inc. [Member]
Business Acquisition [Line Items]
Total consideration transferred		$ 648
Intangible assets		376
Inventories		194
Goodwill		12
InnoPharma [Member]
Business Acquisition [Line Items]
Intangible assets			$ 247
Goodwill			125
Payments to acquire businesses			225
Contingent consideration, estimated acquisition date fair value			67
Contingent consideration milestone payments, maximum possible amount			135
Deferred tax liabilities			81
Developed Technology Rights [Member] | Baxter International Inc. [Member]
Business Acquisition [Line Items]
Intangible assets		$ 371
Developed Technology Rights [Member] | InnoPharma [Member]
Business Acquisition [Line Items]
Identifiable intangible assets			35
In Process Research and Development [Member] | InnoPharma [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets			$ 212

[1]	Amounts may not add due to rounding.